ACQUISITIONS AND DISPOSALS - Acquisition of Healthingkon Assets and Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jan. 31, 2021 CNY (¥)	Jan. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
ACQUISITIONS AND DISPOSALS
Goodwill	¥ 575,427	$ 83,429	¥ 581,877	$ 84,364	¥ 368,221	$ 57,782	¥ 213,656	¥ 210,443
HealthingKon
ACQUISITIONS AND DISPOSALS
Current assets					16,567
Property, plant and equipment, net					1,421
Intangible assets					133,183
Goodwill					368,221
Current liabilities					(44,564)
Deferred tax liabilities					(19,829)
Non-controlling interest					(335,161)
Total					¥ 119,838